CHANGE IN ACCOUNTING POLICY	12 Months Ended
Mar. 31, 2017
Disclosure Text Block [Abstract]
Accounting Changes and Error Corrections [Text Block]
2.	CHANGE IN ACCOUNTING POLICY

The FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260) Distinguishing Liabilities From Equity (Topic 480) Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments With Down Round Features II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests With a Scope Exception, allows a financial instrument with a down-round feature to no longer automatically be classified as a liability solely based on the existence of the down-round provision. The update also means the instrument would not have to be accounted for as a derivative and be subject to an updated fair value measurement each reporting period.

On consideration of the above factors, the Company elected to early adopt ASU 2017-11 on July 1, 2017, the ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other organizations, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020.

The early adoption allows the Company to reduce the cost and complexity of updating the fair value measurement each reporting period and eliminate the unnecessary volatility in reported earnings created by the revaluation when the Company’s shares’ value changes.

The Company presented the change in accounting policy through the retrospective application of the new accounting principle to all prior periods, as described in ASU No. 250-10-45-5, Accounting Changes and Error Corrections.

The following financial statement line items for the years ended March 31, 2016 and 2017 were affected by the change in accounting principle.

Income statement

	Year ended March 31, 2016			Year ended March 31, 2017
	As			As
	originally		Effect of	originally		Effect of
	reported	As adjusted	change	reported	As adjusted	change
Sales	$-	$-	$-	$571,945	$571,945	$-
Cost of Sales	-	-	-	388,756	388,756	-
Total operating expenses	6,632,970	6,632,970	-	8,829,481	8,829,481	-
Total other expenses	(7,669,118)	73,437	(7,742,555)	(4,709,718)	(576,890)	(4,132,828)
Net income (loss) and comprehensive loss for the period	(1,036,148)	6,706,407	(7,742,555)	(3,936,574)	(8,069,402)	(4,132,828)
Basic loss per share	(0.01)	(0.09)	(0.10)	(0.04)	(0.09)	(0.05)
Diluted loss per share	(0.08)	(0.09)	(0.01)	(0.04)	(0.09)	(0.05)

Balance sheet

As a result of the accounting policy change, retained earnings as of April 1, 2015, March 31, 2016 and 2017 respectively, decreased from ($12,688,128), ($11,651,980) and ($15,588,554), as originally reported under ASU No. 2016-01, to ($6,300,655), ($13,007,062) and ($21,076,464) using ASU No. 2017-11.

	As at April 1, 2015
	As originally
	reported	As adjusted	Effect of change
Current assets	$6,325,007	$6,325,007	$-
Capital assets	100,629	100,629	-
Intangible assets	-	-	-
Total assets	$6,425,636	$6,425,636	$-
Warrant derivative liability	8,382,648	-	(8,382,648)
Other current liabilities	541,733	541,733	-
Total liabilities	$8,924,381	$541,733	$(8,382,648)
Common stock	65,840	65,840	-
Additional paid in capital	10,081,394	12,076,569	1,995,175
(Deficit) Retained earnings	(12,688,128)	(6,300,655)	6,387,473
Accumulated other comprehensive income	42,149	42,149	-
Total shareholders’ equity (deficiency)	$(2,498,745)	$5,883,903	$8,382,648
Total liabilities and shareholders’ equity	$6,425,636	$6,425,636	$-

	As at March 31, 2016
	As originally
	reported	As adjusted	Effect of change
Current assets	$6,159,996	$6,159,996	$-
Capital assets	76,750	76,750	-
Intangible assets	-	-	-
Total assets	$6,236,746	$6,236,746	$-
Warrant derivative liability	5,135,990	-	(5,135,990)
Other current liabilities	836,850	836,895	45
Total liabilities	$5,972,840	$836,895	$(5,135,945)
Common stock	72,591	72,591	-
Additional paid in capital	11,801,146	18,292,173	6,491,027
Deficit	(11,651,980)	(13,007,062)	(1,355,082)
Accumulated other comprehensive income	42,149	42,149	-
Total shareholders’ equity	$263,906	$5,399,851	$5,135,945
Total liabilities and shareholders’ equity	$6,236,746	$6,236,746	$-

	As at March 31, 2017
	As originally
	reported	As adjusted	Effect of change
Current assets	$1,402,580	$1,402,580	$-
Capital assets	227,421	227,421	-
Intangible assets	27,338,899	27,338,899	-
Total assets	$28,968,900	$28,968,900	$-
Warrant derivative liability	959,600	-	(959,600)
Other current liabilities	4,818,205	4,818,250	45
Total liabilities	$5,777,805	$4,818,250	$(959,555)
Common stock	96,794	96,794	-
Additional paid in capital	38,640,706	45,088,171	6,447,465
Deficit	(15,588,554)	(21,076,464)	(5,487,910)
Accumulated other comprehensive income	42,149	42,149	-
Total shareholders’ equity	$23,191,095	$24,150,650	$959,555
Total liabilities and shareholders’ equity	$28,968,900	$28,968,900	$-

Statement of cash flows

	As at March 31, 2016
	As originally
	reported	As adjusted	Effect of change
Net income (loss) for period	$1,036,148	$(6,706,407)	$(7,742,555)
Adjustment for items not affecting cash and changes in non-cash working capital items	(5,783,984)	1,958,571	7,742,555
Net cash (used in) operating activities	(4,747,836)	(4,747,836)	-
Net cash (used in) investing activities	(547,924)	(547,924)	-
Net cash provided by financing activities	4,552,409	4,552,409	-
Net (decrease) in cash and cash equivalents for the period	(743,351)	(743,351)	-
Cash and cash equivalents, beginning of period	6,125,108	6,125,108	-
Cash and cash equivalents, end of period	$5,381,757	$5,381,757	$-

	As at March 31, 2017
	As originally
	reported	As adjusted	Effect of change
Net income (loss) for period	$(3,936,574)	$(8,069,402)	$(4,132,828)
Adjustment for items not affecting cash and changes in non-cash working capital items	(3,055,739)	1,077,089	4,132,828
Net cash (used) in operating activities	(6,992,313)	(6,992,313)	-
Net cash (used) in investing activities	(170,790)	(170,790)	-
Net cash provided by financing activities	2,324,996	2,324,996	-
Net (decrease) in cash and cash equivalents for the period	(4,838,107)	(4,838,107)	-
Cash and cash equivalents, beginning of period	5,381,757	5,381,757	-
Cash and cash equivalents, end of period	$543,650	$543,650	$-